Subsidiary Guarantees of Debt - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary Guarantees of Debt
Cash provided by (used in) operating activities	$ 1,478	$ 194	$ 1,007
Cash flows from investing activities
Capital expenditures	(556)	(606)	(528)
Business acquisition, net of cash acquired		(3,379)	(29)
Business dispositions, net of cash sold	(2)	2,938	1
Decrease in restricted cash		1,966	(2,183)
Settlement of Rexam acquisition related derivatives		(252)	(16)
Other, net	13	5	34
Cash provided by (used in) investing activities	(545)	672	(2,721)
Cash Flows from Financing Activities
Long-term borrowings	765	4,370	4,524
Repayments of long-term borrowings	(1,810)	(4,624)	(2,430)
Net change in short-term borrowings	184	23	(93)
Proceeds from issuances of common stock	27	48	36
Acquisitions of treasury stock	(103)	(107)	(136)
Common stock dividends	(129)	(83)	(72)
Other, net	(7)	(14)	(92)
Cash provided by (used in) financing activities	(1,073)	(387)	1,737
Effect of exchange rate changes on cash	(9)	(106)	10
Change in cash and cash equivalents	(149)	373	33
Cash and cash equivalents - beginning of year	597	224	191
Cash and cash equivalents - end of year	448	597	224
Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Cash provided by (used in) operating activities	1,478	194	1,007
Cash flows from investing activities
Capital expenditures	(556)	(606)	(528)
Business acquisition, net of cash acquired	(2)	(3,379)	(29)
Business dispositions, net of cash sold		2,938	1
Decrease in restricted cash		1,966	(2,183)
Settlement of Rexam acquisition related derivatives		(252)	(16)
Other, net	13	5	34
Cash provided by (used in) investing activities	(545)	672	(2,721)
Cash Flows from Financing Activities
Long-term borrowings	765	4,370	4,524
Repayments of long-term borrowings	(1,810)	(4,624)	(2,430)
Net change in short-term borrowings	184	23	(93)
Proceeds from issuances of common stock	27	48	36
Acquisitions of treasury stock	(103)	(107)	(136)
Common stock dividends	(129)	(83)	(72)
Other, net	(7)	(14)	(92)
Cash provided by (used in) financing activities	(1,073)	(387)	1,737
Effect of exchange rate changes on cash	(9)	(106)	10
Change in cash and cash equivalents	(149)	373	33
Cash and cash equivalents - beginning of year	597	224	191
Cash and cash equivalents - end of year	448	597	224
Ball Corporation | Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Cash provided by (used in) operating activities	234	(1,051)	(13)
Cash flows from investing activities
Capital expenditures	(6)	(15)	(8)
Business acquisition, net of cash acquired	17	2,303
Business dispositions, net of cash sold		1,010
Decrease in restricted cash		1,966	(2,183)
Settlement of Rexam acquisition related derivatives		(252)	(16)
Other, net	(2)	2	23
Cash provided by (used in) investing activities	9	5,014	(2,184)
Cash Flows from Financing Activities
Long-term borrowings	765	2,610	4,509
Repayments of long-term borrowings	(741)	(1,038)	(2,301)
Net change in short-term borrowings	174	71	(2)
Proceeds from issuances of common stock	27	48	36
Acquisitions of treasury stock	(103)	(107)	(136)
Common stock dividends	(129)	(83)	(72)
Intercompany	(226)	(5,467)	249
Other, net		(2)	(73)
Cash provided by (used in) financing activities	(233)	(3,968)	2,210
Effect of exchange rate changes on cash	(7)	2	(10)
Change in cash and cash equivalents	3	(3)	3
Cash and cash equivalents - beginning of year	2	5	2
Cash and cash equivalents - end of year	5	2	5
Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Cash provided by (used in) operating activities	742	629	568
Cash flows from investing activities
Capital expenditures	(301)	(225)	(194)
Business acquisition, net of cash acquired	31	(1,741)	(29)
Business dispositions, net of cash sold		24
Other, net	31	50	8
Cash provided by (used in) investing activities	(239)	(1,892)	(215)
Cash Flows from Financing Activities
Net change in short-term borrowings	1	(31)	(7)
Intercompany	(491)	1,284	(341)
Other, net	(3)	(3)	(2)
Cash provided by (used in) financing activities	(493)	1,250	(350)
Effect of exchange rate changes on cash	1	2	(3)
Change in cash and cash equivalents	11	(11)
Cash and cash equivalents - beginning of year	(11)
Cash and cash equivalents - end of year		(11)
Non-Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Cash provided by (used in) operating activities	502	616	452
Cash flows from investing activities
Capital expenditures	(249)	(366)	(326)
Business acquisition, net of cash acquired	(50)	(3,941)
Business dispositions, net of cash sold		1,904	1
Other, net	(16)	(47)	3
Cash provided by (used in) investing activities	(315)	(2,450)	(322)
Cash Flows from Financing Activities
Long-term borrowings		1,760	15
Repayments of long-term borrowings	(1,069)	(3,586)	(129)
Net change in short-term borrowings	9	(17)	(84)
Intercompany	717	4,183	92
Other, net	(4)	(9)	(17)
Cash provided by (used in) financing activities	(347)	2,331	(123)
Effect of exchange rate changes on cash	(3)	(110)	23
Change in cash and cash equivalents	(163)	387	30
Cash and cash equivalents - beginning of year	606	219	189
Cash and cash equivalents - end of year	$ 443	$ 606	$ 219